RELATED PARTY TRANSACTIONS - Vallon - Q1 (Details) - GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) - Medice $ in Thousands	1 Months Ended
Jan. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Upfront payment received under license agreement	$ 100
License agreement, term	5 years